AAMA Equity Fund – AMFEX

A Series of Asset Management Fund

Supplement dated March 17, 2020

to the Prospectus dated October 28, 2019

The following risk is added under the Additional Information Regarding Investment Risks section for the Fund’s Prospectus:

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the high level of interdependence among global economies and markets, conditions in one country, market, or region may adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

This supplement should be retained with your Prospectus for future reference.

ASSET MANAGEMENT FUND
690 Taylor Road, Suite 210

Gahanna, Ohio 43230

AAMA Income Fund – AMFIX

A Series of Asset Management Fund

Supplement dated March 17, 2020

to the Prospectus dated October 28, 2019

The following risk is added under the Additional Information Regarding Investment Risks section for the Fund’s Prospectus:

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the high level of interdependence among global economies and markets, conditions in one country, market, or region may adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.

This supplement should be retained with your Prospectus for future reference.

ASSET MANAGEMENT FUND
690 Taylor Road, Suite 210

Gahanna, Ohio 43230